Shareholder Report, Average Annual Return (Details)	12 Months Ended	45 Months Ended
	Jul. 31, 2024	Jul. 31, 2024
American Conservative Values ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	20.93%	16.65%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.15%	16.75%
American Conservative Values ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	21.07%	16.66%